Mainland China Employee Contribution Plan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Mainland China Employee Contribution Plan
Total expenses incurred for government statutory employee benefit plans	$ 19,446	¥ 133,699	¥ 30,795	¥ 11,791